Parent Company Financial Information (Parent Company Only) (Schedule Of Statements Of Cash Flows) (Details) (USD $) In Thousands	12 Months Ended
	Sep. 30, 2011		Sep. 30, 2010		Sep. 30, 2009
Net income	$ 38,403	[1]	$ 67,840	[1]	$ 66,298	[1]
Amortization/accretion of premiums/discounts	(8,100)		(5,940)		(2,644)
Other assets	(637)		7,035		(837)
Income taxes receivable/payable	3,004		(6,697)		8
Accounts payable and accrued expenses	(143)		(1,631)		(1,209)
Net cash provided by operating activities	65,785		59,162		190,718
Purchase of AFS securities	(790,083)				(424,498)
Net cash flows (used in)/provided by investing activities	(933,321)		(38,492)		(440,552)
Dividends paid	(150,110)		(48,400)		(44,069)
Repayments on borrowings	(773,771)		(395,000)		(1,581,612)
Acquisition of treasury stock			(4,019)		(2,426)
Stock options exercised	35		210		1,337
Net cash flows provided by/(used in) financing activities	923,389		3,393		203,850
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	55,853		24,063		(45,984)
Beginning of Period	65,217		41,154		87,138
End of Period	121,070		65,217		41,154
Interest payments	172,332		199,433		236,137
Capitol Federal Financial [Member]
Net income	38,403		67,840		66,298
Equity in excess of distribution over/(undistributed) earnings of subsidiary	(17,693)		16,772		(16,544)
Amortization/accretion of premiums/discounts	3,529
Amortization of deferred debt issuance costs					28
Other, net	(1,812)		1		14
Provision for deferred income taxes	(10,409)
Other assets	1,547				2,999
Income taxes receivable/payable	(2,927)		24		(95)
Accounts payable and accrued expenses	(355)		3		(292)
Net cash provided by operating activities	10,283		84,640		52,408
Offering proceeds downstreamed to Bank	(567,422)
Purchase of AFS securities	(405,800)
Proceeds from maturities of AFS securities	40,000
Proceeds from maturities of Bank certificates of deposit	55,000		5,000
Purchase of Capitol Federal Financial, Inc. stock			(1)
Principal collected on notes receivable from ESOP	2,525		2,387		2,256
Net cash flows (used in)/provided by investing activities	(875,697)		7,386		2,256
Net proceeds from common stock offering (Deferred offering costs)	1,094,101		(5,982)
Payment from subsidiary for sale of treasury stock related to RRP shares			162		87
Dividends paid	(150,110)		(48,400)		(44,069)
Repayments on borrowings	(53,609)
Acquisition of treasury stock			(4,019)		(2,426)
Stock options exercised	35		210		1,337
Net cash flows provided by/(used in) financing activities	890,417		(58,029)		(45,071)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	25,003		33,997		9,593
Beginning of Period	88,098		54,101		44,508
End of Period	113,101		88,098		54,101
Interest payments	1,274		1,678		2,866
Note to ESOP in exchange for common stock	$ 47,260

[1]	Net income available to participating securities (unvested RRP shares) was inconsequential for fiscal years 2011, 2010, and 2009.